Restructuring, Repositioning, And Efficiency (Tables)	12 Months Ended
Dec. 31, 2014
Restructuring And Related Activities [Abstract]
Schedule Of Restructuring And Repositioning Liability
Activity in the restructuring and repositioning liability for the years ended December 31, 2014, 2013, and 2012 is presented in the following table, along with other restructuring and repositioning expenses recognized.

	2014		2013		2012
(Dollars in thousands)	Expense	Liability	Expense	Liability	Expense	Liability
Beginning balance		$3,126		$19,775		$12,026
Severance and other employee related costs	$2,641	2,641	$3,691	3,691	$22,897	22,897
Facility consolidation costs	4,696	4,696	131	131	46	46
Other exit costs, professional fees, and other	-	-	-	-	111	111
Total accrued	7,337	10,463	3,822	23,597	23,054	35,080
Payments related to:
Severance and other employee related costs		2,678		19,051		12,138
Facility consolidation costs		1,067		677		1,884
Other exit costs, professional fees, and other		-		-		15
Accrual reversals		30		743		1,268
Restructuring and repositioning reserve balance		$6,688		$3,126		$19,775

Other restructuring and repositioning expense:
Mortgage banking expense on servicing sales	(553)		2,192		2,635
(Gains)/losses on divestitures	-		(1,000)		(865)
Impairment of premises and equipment	222		385		22
Impairment of other assets	-		-		12
Other	-		(96)		-
Total other restructuring and repositioning expense	(331)		1,481		1,804
Total restructuring and repositioning charges	$7,006		$5,303		$24,858

Schedule Of Cumulative Costs Associated With Restructuring, Repositioning, And Efficiency Initiatives

FHN began initiatives related to restructuring in second quarter 2007. The following table presents cumulative amounts incurred to date through December 31, 2014, for costs associated with FHN’s restructuring, repositioning, and efficiency initiatives:

(Dollars in thousands)	Total Expense
Severance and other employee related costs	$107,025
Facility consolidation costs	45,523
Other exit costs, professional fees, and other	19,165
Other restructuring and repositioning expense:
Loan portfolio divestiture	7,672
Mortgage banking expense on servicing sales	25,449
(Gains)/losses on divestitures	(718)
Impairment of premises and equipment	23,004
Impairment of intangible assets	48,231
Impairment of other assets	40,504
Other	7,478
Total restructuring and repositioning charges incurred to date as of December 31, 2014	$323,333